Vessel revenue - Lease and non-lease components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Variability of lease revenue	100.00%
Lease component of revenue from time charter-out and pool revenue	$ 907,497	$ 999,273	$ 879,168
Non-lease component of revenue from time charter-out and pool revenue	314,811	309,231	355,618
Total lease and non-lease components of revenue	$ 1,222,308	$ 1,308,504	$ 1,234,786